UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON, D.C. 20549

                                        Form 13F

                                 Form 13F COVER PAGE

    Report for the Calendar Year or Quarter Ended:   March 31, 2000

    Check here if Amendment [  ]: Amendment Number:________

    This Amendment (Check only one): [  ] is a restatement

                                    [  ] adds new holdings entries

    Institutional Investment Manager Filing this Report:

    Name:      First Commonwealth Trust Company
    Address:   614 Philadelphia Street
               Indiana, PA, 15701

    Form 13F File Number:28-05153

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


    Person Signing this Report on Behalf of Reporting Manager:

    Name:     John J. Dolan
    Title:    Executive Vice President and Chief Financial Officer
    Phone:    (724) 349-7220

    Signature,Place, and Date of Signing:

    /s/ John J. Dolan

    John J. Dolan,     Indiana, PA,     May 12, 2000

    Report Type(check only one) :

         [ ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

         [x] 13F NOTICE (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s))

         [ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

    List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name
    28-05151                       First Commonwealth Financial Corporati

    First Commonwealth Trust Company, a wholly-owned subsidiary of First Commonwealth Financial Corporation, a bank holding company, incorpora under the laws of Pennsylvania, and First Commonwealth Financial Corporation exercise investment discretion with respect to the same 13 F securities Pursuant to the General Instruction 2 of Form 13F, this filing indicates that First Commonwealth Financial Corporation is reporting on behalf of First Commonwealth Trust Company on First Commonwealth Financial Corporation's Form 13 F for the quarter ended March 31, 2000
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